CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 15,560	$ 11,429	$ 1,011
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,205	10,037	12,203
Share-based compensation expense	1,203	1,071	1,625
Other than temporary impairment and loss from sale of marketable securities			330
Accrued severance pay and pensions, net	3	28	(1,188)
Decrease (increase) in trade receivables, net	(6,403)	11,051	39,545
Decrease (increase) in other accounts receivable and prepaid expenses (including other long term assets)	(259)	4,747	(1,291)
Decrease (increase) in inventories	(8,592)	4,706	10,240
Increase (decrease) in trade payables	4,836	(2,355)	(28,444)
Increase (decrease) in deferred revenues	2,575	(6,228)	(8,766)
Decrease in deferred tax asset, net	497	478	1,975
Decrease in other accounts payable and accrued expenses (including other long term liabilities)	(1,474)	(9,193)	(11,119)
Net cash provided by operating activities	17,151	25,771	16,121
Cash flows from investing activities:
Purchase of property and equipment, net	(8,533)	(8,190)	(5,266)
Purchase and capitalization of intangible assets, net	(1,407)
Investment in bank deposits	(996)	(153)	(19)
Proceeds from maturities of short-term bank deposits		153	432
Proceeds from sale of marketable securities			122
Net cash used in investing activities	(10,936)	(8,190)	(4,731)
Cash flows from financing activities:
Proceeds and loans from financial institutions			4,200
Repayment of bank loan	(17,000)	(17,922)	(20,182)
Proceeds from exercise of options	294	75	138
Net cash used in financing activities	(16,706)	(17,847)	(15,844)
Effect of exchange rate changes on cash	30	286	(651)
Increase (decrease) in cash and cash equivalents	(10,461)	20	(5,105)
Cash and cash equivalents at the beginning of the year	36,338	36,318	41,423
Cash and cash equivalents at the end of the year	25,877	36,338	36,318
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	2,493	1,370	1,509
Cash paid during the year for interest	$ 1,837	$ 1,739	$ 2,820